UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23266

AIP ALTERNATIVE LENDING FUND P

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400
West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (800) 421-7572

Kara Fricke, Esq.
Morgan Stanley Investment Management Inc.
1633 Broadway
New York, New York 10019

(Name and address of agent for service)

COPY TO:

Allison M. Fumai, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036-6797
(212) 698-3500

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

ITEM 1. (a)	REPORTS TO STOCKHOLDERS.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

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ALTERNATIVE INVESTMENT PARTNERS
AIP ALTERNATIVE LENDING FUND P Financial Statements (Unaudited) For the Period from October 1, 2025 to March 31, 2026

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Financial Statements (Unaudited)
For the Period from October 1, 2025 to March 31, 2026

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statement of Assets and Liabilities (Unaudited)
March 31, 2026

Assets
Investment in AIP Alternative Lending Fund A, at fair value (cost $371,506,206)	$381,859,152
Money market investment	5,118,098
Redemption receivable from AIP Alternative Lending Fund A	29,975,698
Dividends receivable	16,528
Other assets	23,503
Total assets	416,992,979
Liabilities
Payable for share repurchases	29,975,366
Shareholder servicing fees payable	521,143
Accrued expenses and other liabilities	370,411
Total liabilities	30,866,920
Net assets	$386,126,059
Net assets consist of:
Net capital	$401,664,315
Total distributable earnings (loss)	(15,538,256)
Net assets	$386,126,059
Net asset value per share:
426,056.956 shares issued and outstanding, no par value, 2,000,000 registered shares	$906.28
Maximum offering price per share ($976.63 plus sales load of 3% of net asset value per share)	$933.47

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
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ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statement of Operations (Unaudited)
For the Period from October 1, 2025 to March 31, 2026

Investment Income
Dividend income from investment in AIP Alternative Lending Fund A	$14,837,348
Dividend income	84,852
Total investment income	14,922,200
Expenses
Shareholder servicing fees	1,603,261
Professional fees	141,600
Transfer agent fees	123,000
Registration fees	22,389
Accounting and administration fees	9,750
Custody fees	3,218
Other expenses	101,701
Total expenses	2,004,919
Net investment income (loss)	12,917,281
Realized and unrealized gain (loss) from investment in AIP Alternative Lending Fund A
Realized gain (loss) on investment in AIP Alternative Lending Fund A	(12,205,779)
Net change in unrealized appreciation/depreciation on investment in AIP Alternative Lending Fund A	13,107,765
Net realized and unrealized gain (loss) from investments	901,986
Net increase (decrease) in net assets resulting from operations	$13,819,267

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
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ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statements of Changes in Net Assets

For the year ended September 30, 2025
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$20,397,420
Net realized gain (loss) on investment in AIP Alternative Lending Fund A	(416,683)
Net change in unrealized appreciation/depreciation on investment in AIP Alternative Lending Fund A	3,786,770
Net increase (decrease) in net assets resulting from operations	23,767,507
Distributions to shareholders from:
Distributions from earnings	(20,393,946)
Excess of distributable earnings	(9,757,754)
Total distributions	(30,151,700)
Shareholder transactions:
Subscriptions (representing 1,156.661 shares)	1,052,000
Distributions reinvested (representing 19,332.872 shares)	17,493,992
Repurchases (representing 128,587.661 shares)	(116,757,406)
Net increase (decrease) in net assets from shareholder transactions	(98,211,414)
Total increase (decrease) in net assets	(104,595,607)
Net assets, beginning of period (representing 589,277.251 shares)	539,750,062
Net assets, end of period (representing 481,179.123 shares)	$435,154,455
For the period from October 1, 2025 to March 31, 2026 (Unaudited)
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$12,917,281
Net realized gain (loss) on investment in AIP Alternative Lending Fund A	(12,205,779)
Net change in unrealized appreciation/depreciation on investment in AIP Alternative Lending Fund A	13,107,765
Net increase (decrease) in net assets resulting from operations	13,819,267
Distributions to shareholders from:
Distributions from earnings	(12,850,328)
Total distributions	(12,850,328)
Shareholder transactions:
Subscriptions (representing 234.523 shares)	213,618
Distributions reinvested (representing 8,014.464 shares)	7,222,032
Repurchases (representing 63,371.154 shares)	(57,432,985)
Net increase (decrease) in net assets from shareholder transactions	(49,997,335)
Total increase (decrease) in net assets	(49,028,396)
Net assets, beginning of period (representing 481,179.123 shares)	435,154,455
Net assets, end of period (representing 426,056.956 shares)	$386,126,059

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
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ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statement of Cash Flows (Unaudited)
For the Period from October 1, 2025 to March 31, 2026

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$13,819,267
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Realized gain (loss) on investment in AIP Alternative Lending Fund A	12,205,779
Net change in unrealized appreciation/depreciation on investment in AIP Alternative Lending Fund A	(13,107,765)
Net purchases and sales of short-term investments	(4,398,554)
Purchases of investment in AIP Alternative Lending Fund A	(7,971,131)
Proceeds from sales of investment in AIP Alternative Lending Fund A	57,419,154
(Increase) decrease in redemption receivable from AIP Alternative Lending Fund A	(4,861,211)
(Increase) decrease in distribution receivable from AIP Alternative Lending Fund A	8,069,137
(Increase) decrease in dividends receivable	(12,762)
(Increase) decrease in other assets	(10,438)
Increase (decrease) in shareholder servicing fees payable	(55,355)
Increase (decrease) in accrued expenses and other liabilities	(91,346)
Net cash provided by (used in) operating activities	61,004,775
Cash flows from financing activities
Subscriptions	213,618
Distributions	(12,850,328)
Increase (decrease) in distributions payable to shareholders	(3,017,991)
Reinvestments	7,222,032
Repurchases	(57,432,985)
Increase (decrease) in payable for share repurchases	4,860,879
Net cash provided by (used in) financing activities	(61,004,775)
Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at ending of period	$—
Supplemental disclosure of cash flow and non-cash information:
Distributions reinvested	$7,222,032
Distributions reinvested in AIP Alternative Lending Fund A	$4,471,132

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
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ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited)
March 31, 2026

1.  Organization

AIP Alternative Lending Fund P (the "Fund") was organized under the laws of the State of Delaware as a statutory trust on June 14, 2017, and has elected to be treated as a corporation for federal and state income tax purposes. The Fund commenced operations on October 1, 2018 and operates pursuant to an Agreement and Declaration of Trust (the "Trust Deed"). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company. The Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as such requirements are described in Note 2. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a "Feeder" fund in a "Master-Feeder" structure whereby the Fund invests substantially all of its assets in AIP Alternative Lending Fund A (the "Master Fund"). The Master Fund is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, diversified management investment company (notwithstanding its compliance with Subchapter M diversification requirements).

The Master Fund's investment objective is to seek to provide total return with an emphasis on current income. The Fund invests substantially all of its assets in the Master Fund, which has the same investment objective and strategies as the Fund. The Master Fund seeks to achieve its investment objective by investing, primarily through the Trusts (as defined below), in alternative lending securities that generate interest or other income streams that the Adviser (as defined below) believes offer access to credit risk premium. Alternative lending securities are loans originated through non-traditional, or alternative, lending platforms ("Platforms") ("Loans") or securities that provide the Master Fund with exposure to such instruments ("Securities"). The alternative lending securities in which the Master Fund may invest are sourced through various Platforms as determined by the Adviser. The Master Fund may invest in a broad range of alternative lending securities, including, but not limited to, (1) consumer loans, inclusive of specialty offerings such as education loans and elective medical loans; (2) small business loans, receivables and/or merchant cash advances, inclusive of specialty offerings such as purchasing and financing of future payment streams or asset-based financing; (3) specialty finance loans, including, but not limited to, automobile purchases, equipment finance, transportation leasing, real estate financing or private financing contracts ("PFCs"); (4) tranches of alternative lending securitizations, including, but not limited to, residual interests and/or majority-owned affiliates (MOAs); and (5) to a lesser extent, fractional interests in alternative lending securities and other types of equity, debt or derivative instruments that the Adviser believes are appropriate

As of March 31, 2026, the Fund had a 37.66% ownership interest in the Master Fund. The consolidated financial statements of the Master Fund, including the Consolidated Condensed Schedule of Investments, are attached to this report and should be read in conjunction with the Fund's financial statements.

The Master Fund invests through MPLI Capital Holdings, MPLI Capital Holdings II, MPLI Capital Holdings III, MPLI Capital Holdings IV, and MPLI Capital Holdings V (the "Trusts"), all of which are wholly-owned subsidiary trusts of the Master Fund. MPLI Capital Holdings V was organized under the laws of the State of

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
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ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

1.  Organization (continued)

Delaware as a statutory trust on November 1, 2024. Wilmington Savings Fund Society. FSB, serves as the trustee of the Trusts. The Trusts operate pursuant to separate trust agreements in order to achieve the Master Fund's investment objective, as previously described.

Morgan Stanley AIP GP LP (the "Adviser") serves as the Master Fund's investment adviser. The Adviser is a limited partnership formed under the laws of the State of Delaware and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an affiliate of Morgan Stanley and is responsible for providing day-to-day investment management services to the Master Fund, subject to the supervision of the Master Fund's Board of Trustees (each member a "Trustee" and, collectively, the "Board"). The Fund's Adviser and Board are the same as the Master Fund's.

The Board has overall responsibility for monitoring and overseeing the Adviser's implementation of the Fund's operations and investment program. A majority of the Trustees are not "interested persons" (as defined by the 1940 Act) of the Fund or the Adviser.

2.  Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services – Investment Companies," for the purpose of financial reporting. The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund's financial statements are stated in United States dollars.

Investment in the Fund

The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the "Distributor") shares of beneficial interest ("Shares"). The Distributor may enter into selected dealer agreements with various brokers and dealers (in such capacity, "Service Agents") that have agreed to participate in the distribution of the Fund's Shares. The Distributor is an affiliate of the Adviser and may be affiliated with one of more Service Agents. Shares may be purchased as of the first business day of each month at the Fund's then current net asset value ("NAV") per Share, plus any applicable sales load from the Distributor or Service Agent. Investors purchasing Shares in the Fund ("Shareholders") may be charged a sales load of up to 3% of the amount of the investor's purchase. The Distributor and/or a Service Agent may, in its discretion, waive the sales load for certain investors.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
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ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Investment in the Fund (continued)

Shares are to be sold only to investors that represent that they are "accredited investors" within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. The Distributor and/or any Service Agent may impose additional eligibility requirements for investors who purchase Shares through the Distributor or such Service Agent. The minimum initial investment in the Fund by any investor is $25,000, and the minimum additional investment in the Fund by any investor is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain individual investors or classes of investors.

No Shareholder has the right to require the Fund to redeem his, her, or its Shares. The Fund may, from time to time, repurchase Shares from Shareholders in accordance with written tenders by Shareholders at those times, amounts, and on those terms and conditions as the Board may determine in its sole discretion. Each such repurchase offer will generally be conducted in parallel with similar repurchase offers made by the Master Fund with respect to Shares of the Master Fund. Each such similar offer by the Master Fund with respect to Shares of the Master Fund will generally apply to between 5% to 25% of the net assets of the Master Fund. In determining whether the Fund should offer to repurchase Shares, the Board will consider the recommendations of the Adviser. The Adviser expects that, generally, it will recommend to the Board that the Master Fund offers to repurchase Shares from Shareholders quarterly, with such repurchases to occur as of each March 31, June 30, September 30 and December 31. The Fund has no obligation to repurchase Shares at any time; however, in the event that it does repurchase Shares, there is no guarantee that the Fund will offer to repurchase Shares in an amount exceeding 5% of its net assets. Each repurchase offer will generally commence approximately 90 days prior to the applicable repurchase date. In determining whether to make a recommendation to the Board to conduct a repurchase offer at any such time or in determining whether to accept a recommendation from the Adviser at any such time, the Adviser and the Board, respectively, may consider various factors, such as the timing of such offer and a variety of operational, business, and economic factors.

If a repurchase offer is oversubscribed by Shareholders who tender Shares, the Fund may repurchase a pro rata portion of the Shares tendered by each Shareholder, extend the repurchase offer, or take any other action with respect to the repurchase offer permitted by applicable law. Accordingly, Shareholders who tender shares may not have the total amount of those Shares repurchased by the Fund in a given period or over multiple periods. The Fund also has the right to repurchase all of a Shareholder's Shares at any time if, for any reason, the aggregate value of such Shareholder's Shares is, at the time of such compulsory repurchase, less than the minimum initial investment applicable for the Fund. In addition, the Fund has the right to repurchase Shares of Shareholders if the Fund determines that the repurchase is in the best interest of the Fund or upon the occurrence of certain events specified in the Fund's Agreement and Declaration of Trust. In addition, the Fund has the right at any time to repurchase at NAV the Shares of a Shareholder, or any person acquiring Shares through a Shareholder, in accordance with the Agreement and Declaration of Trust and Section 23 of the 1940 Act and any applicable rules thereunder, including Rule 23c-2. The repurchase of Shares by the Fund may be a taxable event to Shareholders.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
7

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value, which is represented by the Fund's proportionate interest in the net assets of the Master Fund as of March 31, 2026. Valuation of Loans and Securities held by the Master Fund, including the Master Fund's disclosure of Investments under the three- tier hierarchy, is discussed in the notes to the Master Fund's consolidated financial statements. The performance of the Fund is directly affected by the performance of the Master Fund. The consolidated financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Refer to the accounting policies disclosed in the consolidated financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short-term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. Investments in money markets are valued at fair value using the net asset value as the price and categorized as Level 1 securities as described in Note 3 of the Master Fund's consolidated financial statements. As of March 31, 2026, the Fund had investments in money market funds (First American Treasury Obligations Fund – Class X) valued at $5,118,098. The Fund may maintain cash held on deposit at one or more financial institutions. The Fund is subject to credit risk should a financial institution be unable to fulfill its obligations.

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. The changes in fair value of the investment in the Master Fund are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gains (losses) from investment in the Master Fund is calculated using specific identification. Dividend income for the Fund comes from money market holdings.

Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net realized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of March 31, 2026. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction. Each of the four open tax years through the year ended September 30, 2025, remains subject to examination by major taxing authorities.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
8

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Income Taxes (continued)

As of March 31, 2026, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$371,506,206
Gross tax unrealized appreciation	10,352,946
Gross tax unrealized depreciation	—
Net tax unrealized appreciation/depreciation on investments	$381,859,152

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is primarily attributable to mark-to-market ordinary gains (losses) under Internal Revenue Code Section 475.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during the year ended September 30, 2025 was as follows:

September 30, 2025
Distributions paid from:
Net investment income	$20,393,946
Capital gains	—
In excess of distributable earnings	9,757,754
Total	$30,151,700

The amount and character of income and gains due to be distributed are determined in accordance with income tax regulations which may differ from US GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets as of March 31, 2026.

Distribution of Income and Gains

The Fund declares and pays distributions of all or a portion of its net investment income on a quarterly basis. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
9

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Distribution of Income and Gains (continued)

The Master Fund intends to be treated as a "dealer in securities" within the meaning of Section 475(c)(1) of the Code. Section 475 of the Code requires that a dealer must generally "mark to market" all the securities which it holds at the close of any taxable year. Any gain or loss realized or deemed realized with respect to a security held by a dealer, regardless of whether such gain or loss is realized as a result of an actual disposition or a deemed disposition under the mark-to-market rule, is generally treated as ordinary income or loss. The mark-to-market rule does not apply to any security held for investment that the dealer properly identifies as such.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in the Master Fund, which invests in Investments that are treated as indebtedness for U.S. tax purposes. As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders. Distributions in excess of distributable earnings represents a return of capital which is a non-taxable distribution of the original investment.

Pursuant to the dividend reinvestment plan established by the Fund (the "DRIP"), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends, and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends, and capital gain distributions in cash.

Recent Accounting Pronouncements

During the year ended September 30, 2025, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

3.  Subscriptions Received in Advance

Subscriptions received in advance represent cash proceeds received by the Fund prior to period-end related to Shareholder subscriptions to be made effective April 1, 2026. As of March 31, 2026, the Fund had no subscriptions received in advance.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
10

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

4.  Management Fee, Related Party Transactions and Other

The Fund bears all expenses incurred in the business of the Fund, as well as indirectly its pro rata portion of all expenses incurred by the Master Fund and certain ongoing costs associated with the Fund's continuous offering. The Fund does not pay the Adviser a management fee; however, as a holder of Shares of the Master Fund, the Fund and its Shareholders are indirectly subject to the management fees to be charged to the Master Fund by the Adviser.

The Adviser has contractually agreed, until at least February 1, 2026, to a reduction in fees payable to it and/or reimburse the Master Fund, if necessary, if such fees would cause the total annual operating expenses to exceed 2.00% of the Master Fund's average annual Managed Assets (as defined below). In determining the actual amount of the fee waiver and/or expense reimbursement for the Master Fund, if any, the Adviser excludes from Master Fund expenses Platform Fees, Extraordinary Expenses and the following investment related expenses: foreign country tax expense and borrowing costs. "Extraordinary Expenses" are expenses incurred by the Master Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Shareholders. "Managed Assets" means the total assets of the Master Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Master Fund's accrued liabilities (other than liabilities representing borrowings for investment purposes).

The Adviser has agreed, until at least February 1, 2027, to waive and/or reimburse the Fund's expenses (other than (i) the Fund's proportionate share of the management fees paid to the Adviser by the Master Fund, (ii) the Fund's proportionate share of the other expenses of the Master Fund and (iii) the Fund's Extraordinary Expenses) to the extent necessary in order to cap total annual fund expenses at 1.00% of the Fund's average annual net assets. The fee waiver and/or expense reimbursement will continue for at least one year or until such time as the Fund's Board acts to discontinue all or a portion of such waiver and/or reimbursement when it deems such action is appropriate. Pursuant to an Expense Reimbursement Agreement, to the extent that the Fund's expenses for the fiscal year fall below the Operating Expense Limit and the Adviser has previously waived management fees for any calendar month of that fiscal year, the Fund shall reimburse the Adviser in the amount necessary to bring the Fund's expenses up to the Operating Expense Limit. For the period from October 1, 2025 to March 31, 2026, the Adviser did not reimburse the Fund as the ordinary operating expenses were below 1.00% of the Fund's average annual net assets.

The Fund pays the Distributor, and the Distributor pays each Service Agent, a monthly distribution and shareholder servicing fee of up to 0.0625% (0.75% on an annualized basis) of the NAV of the outstanding Shares attributable to the clients of the Service Agent who are invested in the Fund through the Service Agent. In exchange for this fee, the Service Agent provides distribution, marketing and/or sales support services. In addition, each Service Agent provides shareholder services such as assisting in establishing and maintaining accounts and records relating to clients that invest in Shares, responding to client inquiries

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
11

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

4.  Management Fee, Related Party Transactions and Other (continued)

relating to the services performed by the Service Agent, responding to routine inquiries from clients concerning their investments in Shares, assisting clients in changing account designations and addresses, assisting in processing client repurchase requests and providing such other similar services as permitted under applicable statutes, rules and regulations. In certain instances, a Service Agent may enter into an agreement with the Fund directly to provide shareholder services and the Fund may pay such Service Agent a fee for such services. For the period from October 1, 2025 to March 31, 2026, the Fund incurred shareholder servicing fees of $1,603,261 of which $521,143 was payable as of March 31, 2026.

U.S. Bancorp Fund Services, LLC ("USBFS") provides accounting and administrative services to the Fund. Under an administrative services agreement, USBFS is paid an administrative fee, computed and payable monthly at an annual rate based on the aggregate monthly total assets of the Fund.

U.S. Bank National Association ("USB N.A.") serves as the custodian to the Fund. Under a custody services agreement, USB N.A. is paid a custody fee monthly based on the average daily market value of any securities and cash held by the Fund.

UMB Fund Services, Inc. serves as the Fund's transfer agent. Transfer agent fees are payable monthly based on an annual base fee, annual per Shareholder account charges, and out-of-pocket expenses incurred by the transfer agent on the Fund's behalf.

5.  Market Risk

The value of an investment in the Fund is based on the values of the Fund's investments, which change regularly due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These events may be sudden and unexpected and could adversely affect the value and liquidity of the Fund's investments, which may in turn impact the Fund's ability to sell alternative lending securities and/or its ability to repurchase its shares. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the threat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
12

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

5.  Market Risk (continued)

well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

6.  Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
13

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

7.  Financial Highlights (continued)

	For the Period from October 1, 2025 to March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
For a Share outstanding throughout the period:
Net asset value, beginning of period	$904.35	$915.95	$955.85	$1,032.21	$1,102.61	$1,014.81
From investment operations:
Net investment income (loss) (a)	27.51	37.20	9.96	(8.79)	5.65	182.01
Net realized and unrealized gain (loss) from investments	1.93	6.34	6.20	(7.52)	(5.62)	132.04
Net increase (decrease) resulting from investment operations	29.44	43.54	16.16	(16.31)	0.03	314.05
Distributions to Shareholders from:
Net investment income	(27.51)	(37.30)	(9.98)	—	(7.62)	(141.34)
Realized gains	—	—	—	—	(3.57)	(84.91)
Return of capital	—	(17.84)	(46.08)	(60.05)	(59.24)	—
Total distributions to Shareholders	(27.51)	(55.14)	(56.06)	(60.05)	(70.43)	(226.25)
Net asset value, end of period	$906.28	$904.35	$915.95	$955.85	$1,032.21	$1,102.61
Total return (b)	3.29%	4.89%	1.80%	(1.63%)	(0.07%)	32.76%
Ratios to average net assets:
Total expenses before expense waivers and reimbursements (c)	5.18%	5.84%	6.91%	6.24%	3.14%	3.07%
Total expenses after expense waivers and reimbursements (c)	5.18%	5.84%	6.91%	6.24%	3.14%	3.07%
Net investment income (loss) (d)	18.91%	18.45%	19.59%	19.62%	14.44%	12.34%
Portfolio turnover (e)	4.28%	8.32%	2.52%	2.26%	10.80%	60.96%
Net assets, end of period (000s)	$386,126	$435,154	$539,750	$685,216	$832,112	$521,760

(a)  Calculated based on average shares outstanding methodology during the period and excludes net investment income allocated from the Master Fund.

(b)  Total return assumes a subscription of a Share at the beginning of the period, reinvestment of all distributions during the period, and a sale of the share on the last day of the period, but does not reflect the impact of the sales load, if any, uncurred when the Share was purchased. Not annualized for periods less than one year.

(c)  Includes net expenses of the Master Fund.

(d)  Includes income and expenses of the Master Fund adjusted for distributions paid to the Fund.

(e)  The portfolio turnover rate reflects investment activity of the Master Fund.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder's return and ratios may vary from these returns and ratios due to the timing of Share transactions.

8.  Subsequent Events

Unless otherwise stated throughout the Notes to the Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements through the date the financial statements were available to be issued.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
14

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

If applicable, a copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended December 31, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund's first and third fiscal quarters on Form N-PORT. The Fund's Forms N-PORT are available on the Securities and Exchange Commission's website at http://www.sec.gov and Morgan Stanley's public website, www.morganstanley.com/im/shareholderreports. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

15

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P

100 Front Street, Suite 400
West Conshohocken, PA 19428

Trustees

W. Allen Reed, Chairperson of the Board and Trustee
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Richard G. Gould
Eddie A. Grier
Jakki L. Haussler
Dr. Manual H. Johnson
Michael F. Klein
Patricia A. Maleski

Officers

John H. Gernon, President and Principal Executive Officer
Christopher Auffenberg, Vice President
Michael J. Key, Vice President
Deidre Downes, Chief Compliance Officer
James F. Kirchner, Treasurer and Principal Financial Officer
Deidre E. Walsh, Secretary and Chief Legal Officer

Investment Adviser

Morgan Stanley AIP GP LP
100 Front Street, Suite 400
West Conshohocken, PA 19428

Administrator and Fund Accounting Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, MK-WI-S302
Milwaukee, WI 53212

Transfer Agent

UMB Fund Services, Inc.
235 W Galena Street
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Commerce Square
2005 Market Street
Suite 700
Philadelphia, PA 19103

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Morgan, Lewis and Bockius LLP
One State Street
Hartford, CT 06103

16

ALTERNATIVE INVESTMENT PARTNERS
AIP ALTERNATIVE LENDING FUND A Consolidated Financial Statements (Unaudited) For the Period from October 1, 2025 to March 31, 2026

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Financial Statements (Unaudited)
For the Period from October 1, 2025 to March 31, 2026

Contents

Consolidated Statement of Assets and Liabilities	1
Consolidated Statement of Operations	2
Consolidated Statements of Changes of Net Assets	3
Consolidated Statement of Cash Flows	4
Consolidated Condensed Schedule of Investments.	5
Notes to Consolidated Financial Statements.	10
Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)	27
Quarterly Portfolio Schedule (Unaudited)	27

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Statement of Assets and Liabilities (Unaudited)
March 31, 2026

Assets
Investments in loans, at fair value (cost $1,451,873,146)	$1,155,178,037
Investments in securities, at fair value (cost $57,210,034)	40,440,317
Unrealized appreciation on risk share contracts	25,399,355
Cash and cash equivalents	49,001,886
Restricted cash	19,853,207
Deposits for issuing loans	1,324,969
Interest receivable	18,900,077
Paydown receivable	7,125,991
Due from counterparty	545,696
Incentive fees receivable	389,894
Receivable for fund investments sold	37,493
Other assets	701,429
Total assets	1,318,898,351
Liabilities
Lines of credit payable	210,000,000
Payable for share repurchases	76,326,926
Due to counterparty	10,505,825
Management fees payable	1,627,197
Payable for purchases of investments in loans	1,324,969
Interest payable	1,015,808
Loan servicing fees payable	774,132
Unrealized depreciation on risk share contracts	12,086
Trustee Fees	14,988
Accrued expenses and other liabilities	3,223,041
Total liabilities	304,824,972
Net assets	$1,014,073,379
Net assets consist of:
Net capital	$1,007,673,320
Total distributable earnings (gain)	6,400,059
Net assets	$1,014,073,379
Net asset value per share:
1,119,805.861 shares issued and outstanding, no par value, 3,500,000 registered shares	$905.58

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Statement of Operations (Unaudited)
For the Period from October 1, 2025 to March 31, 2026

Investment Income
Interest income	$131,312,610
Dividend income	1,375,445
Other income	3,405,663
Total investment income	136,093,718
Expenses
Loan servicing fees	10,469,582
Interest expense	5,882,124
Management fees	4,985,926
Professional fees	810,265
Accounting and administration fees	499,903
Valuation agent fees	438,770
Custody fees	353,275
Credit facility expenses	254,151
Transfer agent fees	109,074
Registration expenses	55,736
Trustees fees	48,555
Other expenses	120,005
Total expenses	24,027,366
Net investment income (loss)	112,066,352
Realized and unrealized gain (loss) from investments
Net realized gain (loss) on investments in loans	(87,196,813)
Net realized gain (loss) on investments	(87,196,813)
Net change in unrealized appreciation/depreciation on investments in loans	12,719,070
Net change in unrealized appreciation/depreciation on investments in securities	132,389
Net change in unrealized appreciation/depreciation on investments in risk share contracts	4,115,136
Net change in unrealized appreciation/depreciation on investments	16,966,595
Net realized and unrealized gain (loss) from investments	(70,230,218)
Net increase (decrease) in net assets resulting from operations	$41,836,134

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Statements of Changes in Net Assets

For the year ended September 30, 2025
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$265,873,033
Net realized gain (loss) from investments	(239,557,940)
Net change in unrealized appreciation/depreciation on investments	51,758,735
Net increase (decrease) in net assets resulting from operations	78,073,828
Distributions to shareholders from:
Distributions resulting from operations	(68,870,920)
Distributions in excess of distributable earnings	(26,728,377)
Total distributions	(95,599,297)
Shareholder transactions:
Subscriptions (representing 18,735.450 shares)	16,993,301
Distributions reinvested (representing 46,012.947 shares)	41,572,443
Repurchases (representing 419,517.418 shares)	(380,633,755)
Net increase (decrease) in net assets from shareholder transactions	(322,068,011)
Total increase (decrease) in net assets	(339,593,480)
Net assets, beginning of period (representing 2,018,655.430 shares)	1,488,979,834
Net assets, end of period (representing 1,271,729.739 shares)	$1,149,386,354
For the Period from October 1, 2025 to March 31, 2026 (Unaudited)
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$112,066,352
Net realized gain (loss) from investments	(87,196,813)
Net change in unrealized appreciation/depreciation on investments	16,966,595
Net increase (decrease) in net assets resulting from operations	41,836,134
Distributions to shareholders from:
Distributions resulting from operations	(39,438,308)
Total distributions	(39,438,308)
Shareholder transactions:
Subscriptions (representing 3,896.366 shares)	3,500,000
Distributions reinvested (representing 18,444.222 shares)	16,610,387
Repurchases (representing 174,264.466 shares)	(157,821,188)
Net increase (decrease) in net assets from shareholder transactions	(137,710,801)
Total increase (decrease) in net assets	(135,312,975)
Net assets, beginning of period (representing 1,271,729.739 shares)	1,149,386,354
Net assets, end of period (representing 1,119,805.861 shares)	$1,014,073,379

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Statement of Cash Flows (Unaudited)
For the Period from October 1, 2025 to March 31, 2026

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$41,836,134
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss from investments	87,196,813
Net change in unrealized appreciation/depreciation on investments	(16,966,595)
Net purchases and sales of short-term investments	25,357,774
Purchases of investments in loans	(457,476,375)
Proceeds from principal payments from investments in loans	476,198,892
Proceeds from principal payments/receipts from investments in securities	175,924
Proceeds from sales of investments in loans	52,838,137
Accretion of discount	(2,075)
(Increase) decrease in interest receivable	1,762,519
(Increase) decrease in paydown receivable	2,969,604
(Increase) decrease in incentive fees receivable	(81,813)
(Increase) decrease in receivable for fund investments sold	12,063
(Increase) decrease in due from counterparty	(545,696)
(Increase) decrease in other assets	15,298
Increase (decrease) in due to counterparty	88,553
Increase (decrease) in interest payable	(4,395)
Increase (decrease) in loan servicing fees payable	(24,468)
Increase (decrease) in management fees payable	(232,296)
Increase (decrease) payable for purchases of investments in loans	(205,947)
Increase (decrease) in due to counterparty	5,115,683
Increase (decrease) in trustee fees	2,417
Increase (decrease) in accrued expenses and other liabilities	347,297
Net cash provided by (used in) operating activities	218,377,448
Cash flows from financing activities
Proceeds from advances on lines of credit	10,000,000
Subscriptions	3,500,000
Distributions	(39,438,308)
Increase (decrease) in distribution payable	(12,376,900)
Reinvestments	16,610,387
Repurchases	(157,821,188)
Increase (decrease) in payable for share repurchases	(10,184,875)
Net cash provided by (used in) financing activities	(189,710,884)
Net change in cash, cash equivalents, restricted cash and deposits for issuing loans	28,666,564
Cash, cash equivalents, restricted cash, and deposits for issuing loans at beginning of period	41,513,498
Cash, cash equivalents, restricted cash, and deposits for issuing loans at end of period	$70,180,062
Supplemental disclosure of cash flow and non-cash information:
Cash paid during the period for interest	$5,886,519
Distributions reinvested	$16,610,387

The following tables provides a reconciliation of cash, cash equivalents, restricted cash, and deposits for issuing loans reported within the Consolidated Statement of Assets and Liabilities that sum to the total of the same amount above as of March 31, 2026:

Cash and cash equivalents	$49,001,886
Restricted cash	19,853,207
Deposits for issuing loans	1,324,969
Total cash and cash equivalents, restricted cash, and deposits for issuing loans as of March 31, 2026	$70,180,062

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Condensed Schedule of Investments (Unaudited)
March 31, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
LOANS – 113.91% (a)
Consumer Loans – 98.40%
United States – 98.40%
03a30719-4485-467c-9321-b40a000b3017, 3.92%, 4/10/2029 (b)	Marlette	3/19/2026	$100,000	$100,000	$99,915
8e8ae902-fca1-4d4c-88a8-b3bd001deba6, 11.99%, 2/01/2031 (b)	Marlette	1/02/2026	92,700	92,700	91,391
c255961c-f3eb-4d31-b0ea-b3bc017d3c72, 9.23%, 1/05/2031 (b)	Marlette	1/15/2026	91,194	91,194	90,875
02eca9df-cb00-4711-b3f8-b3e3000802d6, 6.82%, 2/01/2030 (b)	Marlette	2/05/2026	90,879	90,879	90,712
822aeab7-57aa-477b-8f14-b3e900d20614, 7.80%, 2/08/2031 (b)	Marlette	2/12/2026	88,703	88,703	88,420
74d945fd-fd5f-451b-a679-b3c40016584d, 11.73%, 1/04/2029 (b)	Marlette	1/08/2026	87,440	87,440	87,228
88016bde-76da-4c11-a017-b2eb0007194f, 14.54%, 7/14/2029 (b)	Marlette	6/05/2025	85,752	85,752	85,717
a78c0cbc-bb27-45e5-820f-b3bc016ccb69, 8.56%, 1/01/2031 (b)	Marlette	1/08/2026	85,354	85,354	85,034
Other Consumer Loans, 22.22%. 11/01/2020 - 7/31/2130 (b)(c)(d)	Lending Club, Lending Point, Marlette, Prosper, SoFi, Upgrade, Upstart		1,253,981,392	1,254,027,288	997,152,085
Total Consumer Loans				1,254,749,308	997,871,377
Small Business Loans – 15.51%
United States – 15.51%
10649595, 4.54%, 9/24/2027 (e)	Square	3/26/2026	111,228	104,123	104,149
10649806, 4.54%, 9/24/2027 (e)	Square	3/26/2026	111,122	104,024	104,049
10632778, 5.54%, 9/20/2027 (e)	Square	3/24/2026	110,731	102,216	102,222
10613423, 4.54%, 9/16/2027 (e)	Square	3/18/2026	109,068	102,102	102,215
10584600, 4.54%, 9/10/2027 (e)	Square	3/12/2026	108,869	101,915	102,117
10615958, 4.97%, 9/17/2027 (e)	Square	3/19/2026	108,556	100,999	101,078
10618583, 4.54%, 9/17/2027 (e)	Square	3/19/2026	107,786	100,901	101,002
10578558, 4.54%, 9/09/2027 (e)	Square	3/11/2026	107,167	100,322	100,509
10555363, 4.54%, 9/04/2027 (e)	Square	3/06/2026	104,753	98,062	98,288
10539389, 4.54%, 9/02/2027 (e)	Square	3/04/2026	104,277	97,616	97,861
10540396, 6.16%, 9/02/2027 (e)	Square	3/04/2026	103,455	94,677	94,701
10570031, 4.54%, 9/06/2027 (e)	Square	3/10/2026	100,656	94,226	94,461
10498656, 5.00%, 8/20/2027 (e)	Square	2/24/2026	99,605	92,671	93,947
10582909, 4.54%, 9/10/2027 (e)	Square	3/12/2026	99,159	92,825	92,963
10525798, 4.56%, 8/26/2027 (e)	Square	3/02/2026	98,400	92,114	92,814
10379343, 4.56%, 7/27/2027 (e)	Square	1/29/2026	97,318	91,101	91,695
10578100, 5.79%, 9/09/2027 (e)	Square	3/11/2026	98,615	90,717	90,762
10622275, 4.97%, 9/18/2027 (e)	Square	3/20/2026	97,279	90,507	90,563

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Condensed Schedule of Investments (Unaudited) (continued)
March 31, 2026

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
LOANS (continued)
Small Business Loans – 15.51%
United States (continued)
10307988, 4.56%, 7/09/2027 (e)	Square	1/13/2026	$97,949	$91,692	$89,310
10397087, 4.56%, 7/30/2027 (e)	Square	2/03/2026	93,056	87,112	88,127
10509262, 6.20%, 8/24/2027 (e)	Square	2/26/2026	92,708	84,842	87,136
10443972, 5.00%, 8/10/2027 (e)	Square	2/12/2026	97,577	90,785	86,689
10566092, 4.54%, 9/05/2027 (e)	Square	3/09/2026	92,313	86,416	86,618
10368215, 4.56%, 7/23/2027 (e)	Square	1/27/2026	91,662	85,807	86,561
10566363, 5.29%, 9/06/2027 (e)	Square	3/10/2026	93,348	86,471	86,537
10644763, 4.54%, 9/23/2027 (e)	Square	3/25/2026	91,885	86,016	86,053
10526758, 4.56%, 8/26/2027 (e)	Square	3/02/2026	90,307	84,538	84,947
10525285, 4.56%, 8/26/2027 (e)	Square	3/02/2026	89,994	84,245	84,941
10303890, 4.56%, 7/08/2027 (e)	Square	1/12/2026	92,990	87,050	84,823
10335809, 4.56%, 7/15/2027 (e)	Square	1/20/2026	87,754	82,148	82,937
10523009, 4.56%, 8/26/2027 (e)	Square	3/02/2026	87,613	82,016	82,639
10280854, 5.82%, 7/02/2027 (c)(e)	Square	1/06/2026	101,211	93,105	81,883
10649114, 6.16%, 9/24/2027 (e)	Square	3/26/2026	89,291	81,716	81,686
10376325, 4.56%, 7/26/2027 (e)	Square	1/28/2026	85,684	80,210	81,149
10429645, 4.56%, 8/06/2027 (e)	Square	2/10/2026	86,354	80,838	81,062
10288165, 4.56%, 7/05/2027 (e)	Square	1/07/2026	88,051	82,426	80,261
10462785, 6.20%, 8/12/2027 (e)	Square	2/17/2026	86,256	78,938	80,249
10579751, 4.54%, 9/09/2027 (e)	Square	3/11/2026	85,536	80,073	80,225
10644385, 5.54%, 9/23/2027 (e)	Square	3/25/2026	86,657	79,994	79,975
10650421, 4.54%, 9/24/2027 (e)	Square	3/26/2026	85,337	79,886	79,915
Other Small Business Loans, 5.17%, 5/21/2019 - 9/27/2027 (c)(d)(f)	Funding Circle, Square		208,297,272	193,516,396	153,707,540
Total Small Business Loans				197,123,838	157,306,660
TOTAL LOANS				1,451,873,146	1,155,178,037

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Condensed Schedule of Investments (Unaudited) (continued)
March 31, 2026

	Original Acquisition Date	Shares	Cost	Fair Value
INVESTMENTS IN SECURITIES – 3.99%
ASSET-BACKED SECURITIES – 0.15% (g)
United States – 0.15%
MFT 2021-1A CERT 06/16/2031 (h)	5/05/2021	18,703	$216,214	$107,822
UPST 2022-2 CERT 05/20/2032 (h)	6/03/2022	18,488	11,172,630	0
UPST 2021-4 CERT 09/20/2031 (h)	9/24/2021	12,794	6,842,493	1,353,797
TOTAL ASSET-BACKED SECURITIES			18,231,337	1,461,619
TOTAL INVESTMENTS IN SECURITIES			18,231,337	1,461,619
Short-Term Investments – 3.84%
Cash and Cash Equivalents – 3.84%
Money Market Funds – 3.84%
United States – 3.84%
First American Treasury Obligations Fund – Class X, 4.04% (i)		38,978,698	38,978,698	38,978,698
Total Short Term Investments – 3.84%			38,978,698	38,978,698
Total Investments in Securities – 3.99%			57,210,035	40,440,317
TOTAL INVESTMENTS – 117.90%			1,509,083,181	1,195,618,354
LIABILITIES IN EXCESS OF OTHER ASSETS – (17.90)%				(181,544,975)
TOTAL NET ASSETS – 100.00%				$1,014,073,379

Percentages are stated as a percent of net assets.

(a)  Investments in Loans are fair valued by the Adviser pursuant to the Fund's valuation policies and procedures, which have been adopted by the Board. Fair value is determined using significant unobservable inputs.

(b)  Consumer loans may include student loans, loans pledged as collateral for Trust's lines of credit, and variable interest rate loans.

(c)  Category contains non-income producing securities.

(d)  Rate presented is a weighted average interest rate for loans in this category.

(e)  Rate shown is based on an 18-month maturity date.

(f)  Small business loans may include: rates based on an 18-month maturity date.

(g)  Investments in asset backed securities are fair valued by the Adviser pursuant to the Fund's valuation policies and procedures, which have been adopted by the Board. Fair value is determined using significant unobservable inputs.

(h)  Represents equity tranche.

(i)  Rate shown is 7-day effective yield.

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Condensed Schedule of Investments (Unaudited) (continued)
March 31, 2026

Open Risk Share Contracts

Description: Consumer Loans - United States

Type: Receive

Strike: Actual losses greater than expected losses

Reference Entity Investment	Counterparty	Reference Entity Vintage	Reference Entity Interest Rate Range		Reference Entity Maturity Date Range	Notional Value	Unrealized Appreciation (Depreciation)
Contract 1(1)(2)(3)	C	June 1, 2023 - June 30, 2023	22.060	% - 29.790%	May 18, 2026 - August 27, 2028	3,399,460	$396,624
Contract 2(1)(2)(3)	C	July 1, 2023 - July 31, 2023	18.540	% - 29.790%	June 19, 2026 - August 1, 2028	3,960,118	399,510
Contract 3(1)(2)(3)	C	August 1, 2023 - August 31, 2023	22.550	% - 29.790%	August 25, 2025 - October 2, 2028	4,639,706	226,350
Contract 4(1)(2)(3)	C	September 1, 2023 - September 29, 2023	22.550	% - 29.790%	August 23, 2026 - November 22, 2028	5,091,154	499,437
Contract 6(1)(2)(3)	C	October 1, 2023 - October 20, 2023	21.630	% - 30.220%	October 9, 2026 - December 2, 2028	6,399,732	597,994
Contract 7(1)(2)(3)	B	November 1, 2023 - November 30, 2023	4.430	% - 29.520%	May 26, 2024 - September 6, 2030	1,283,248	—
Contract 8(1)(2)(3)	C	November 1, 2023 - November 20, 2023	20.950	% - 30.210%	October 17, 2026 - January 17, 2029	5,168,530	399,358
Contract 9(1)(2)(3)	B	December 1, 2023 - December 31, 2023	5.900	% - 27.130%	June 1, 2025 - December 26, 2030	1,345,139	—
Contract 10(1)(2)(3)	C	December 1, 2023 - December 31, 2023	22.060	% - 30.220%	November 20, 2026 - January 4, 2029	5,412,161	399,195
Contract 13(1)(2)(3)	C	February 1, 2024 - February 29, 2024	21.720	% - 29.790%	February 7, 2027 - March 13, 2029	3,122,622	436,784
Contract 15(1)(2)(3)	C	March 1, 2024 - March 31, 2024	21.720	% - 30.220%	March 13, 2026 - May 28, 2029	6,507,671	832,705
Contract 17(1)(2)(3)	C	April 1, 2024 - April 30, 2024	19.350	% - 30.220%	April 5, 2026 - June 30, 2029	6,584,129	832,453
Contract 18(1)(2)(3)(4)	A	May 1, 2024 - October 31, 2024	6.000	% - 32.390%	May 22, 2027 - October 28, 2029	61,456,126	2,118,407
Contract 19(1)(2)(3)	B	May 1, 2024 - May 31, 2024	5.530	% - 32.510%	March 20, 2025 - November 6, 2030	3,299,705	(417)
Contract 20(1)(2)(3)	C	May 1, 2024 - May 31, 2024	19.350	% - 30.220%	April 18, 2027 - June 12, 2029	7,348,795	840,375
Contract 21(1)(2)(3)	B	June 1, 2024 - June 30, 2024	4.900	% - 27.370%	June 2, 2027 - September 25, 2030	3,118,001	—
Contract 22(1)(2)(3)	C	June 1, 2024 - June 30, 2024	19.350	% - 30.220%	May 28, 2027 - August 26, 2029	7,980,960	821,993
Contract 24(1)(2)(3)	C	July 1, 2024 - July 31, 2024	21.720	% - 30.220%	June 10, 2027 - January 16, 2032	7,874,853	801,230
Contract 25(1)(2)(3)	B	August 1, 2024 - August 31, 2024	4.900	% - 31.940%	February 5, 2025 - December 11, 2031	3,812,312	(11,669)
Contract 26(1)(2)(3)	C	August 1, 2024 - August 31, 2024	21.720	% - 30.230%	August 16, 2026 - September 5, 2031	8,767,068	833,781
Contract 27(1)(2)(3)	C	September 1, 2024 - September 30, 2024	21.720	% - 30.220%	August 19, 2027 - October 1, 2029	4,371,412	407,788
Contract 28(1)(2)(3)	C	October 1, 2024 - October 31, 2024	22.590	% - 29.790%	September 17, 2027 - November 7, 2029	5,094,867	394,086

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Condensed Schedule of Investments (Unaudited) (continued)
March 31, 2026

Reference Entity Investment	Counterparty	Reference Entity Vintage	Reference Entity Interest Rate Range		Reference Entity Maturity Date Range	Notional Value	Unrealized Appreciation (Depreciation)
Contract 29(1)(2)(3)(4)	A	November 1, 2024 - April 30, 2025	6.000	% - 32.610%	November 4, 2027 - May 1, 2030	77,099,416	$5,582,517
Contract 30(1)(2)(3)	C	November 1, 2024 - November 30, 2024	19.630	% - 29.790%	October 31, 2025 - December 13, 2029	5,272,211	427,987
Contract 31(1)(2)(3)	C	January 1, 2025 - January 31, 2025	19.200	% - 29.790%	January 3, 2028 - February 12, 2030	5,808,641	384,988
Contract 32(1)(2)(3)	C	February 1, 2025 - February 28, 2025	20.500	% - 29.790%	January 19, 2028 - February 25, 2030	6,034,928	403,140
Contract 33(1)(2)(3)	C	March 1, 2025 - March 31, 2025	20.500	% - 30.230%	March 19, 2027 - April 2, 2030	6,321,815	406,384
Contract 34(1)(2)(3)	C	April 1, 2025 - April 30, 2025	20.500	% - 30.220%	April 21, 2027 - May 14, 2030	6,509,053	274,416
Contract 35(1)(2)(3)	C	May 1, 2025 - May 31, 2025	20.500	% - 30.220%	May 6, 2027 - May 22, 2030	10,299,813	416,549
Contract 36(1)(2)(3)	C	June 1, 2025 - June 30, 2025	18.790	% - 30.220%	May 25, 2028 - June 28, 2030	11,005,437	386,418
Contract 37(1)(2)(3)(4)	A	June 1, 2025 - November 30, 2025	6.00	% - 32.960%	June 4, 2028 - November 24, 2030	101,290,066	3,011,129
Contract 38(1)(2)(3)	C	July 1, 2025 - July 31, 2025	21.470	% - 30.220%	June 17, 2028 - July 23, 2030	10,078,693	324,042
Contract 39(1)(2)(3)	C	August 1, 2025 - August 31, 2025	21.470	% - 30.220%	July 20, 2028 - October 10, 2030	12,416,256	314,697
Contract 40(1)(2)(3)	C	September 1, 2025 - September 30, 2025	19.410	% - 30.380%	September 9, 2028 - October 10, 2030	4,320,764	99,032
Contract 41(1)(2)(3)	C	October 1, 2025 - October 31, 2025	19.410	% - 30.380%	September 20, 2028 - November 7, 2030	13,106,725	296,891
Contract 42(1)(2)(3)	C	November 1, 2025 - November 30, 2025	19.290	% - 30.850%	November 10, 2027 - November 27, 2030	13,446,873	489,377
Contract 43(1)(2)(3)	C	December 1, 2025 - December 31, 2025	19.410	% - 30.740%	November 17, 2028 - December 20, 2030	13,836,347	234,780
Contract 44(1)(2)(3)(4)	A	December 1, 2025 - February 28, 2026	6.000	% - 35.590%	December 1, 2028 - February 10, 2031	64,923,962	585,288
Contract 45(1)(2)(3)	C	January 1, 2026 - January 31, 2026	19.410	% - 30.380%	December 19, 2028 - March 7, 2031	14,076,475	217,935
Contract 46(1)(2)(3)	C	February 1, 2026 - February 28, 2026	19.410	% - 30.380%	January 18, 2029 - February 28, 2031	11,139,607	233,008
Contract 47(1)(2)(3)(4)	C	March 1, 2026 - March 31, 2026	19.410	% - 30.740%	March 4, 2029 - April 7, 2031	11,527,260	72,707
							$25,387,269

(1)  Contract is non-income producing and is fair valued by a third-party valuation specialist pursuant to procedures approved by the Board of Trustees. Value is determined using significant unobservable inputs.

(2)  Contract is restricted to resale. The aggregate value of these contracts is $25,387,269 which represents 2.50% of net assets.

(3)  If the current expected losses of whole loan vintages are more than initial expected losses, the Fund will receive from the alternative lending plan form an amount equal to such deficit (subject to a Cap.)

(4)  If the current expected losses of whole loan vintages are less than initial expected losses, the Fund must pay the alternative lending plan form an amount equal to such deficit (subject to a Cap.)

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited)
March 31, 2026

1.  Organization

AIP Alternative Lending Fund A (the "Fund") was organized under the laws of the State of Delaware as a statutory trust on June 14, 2017, and has elected to be treated as a corporation for federal and state income tax purposes. The Fund commenced operations on October 1, 2018 and operates pursuant to an Agreement and Declaration of Trust (the "Trust Deed"). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company. The Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as such requirements are described in Note 2. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a "Master" fund in a "Master-Feeder" structure whereby the feeder funds invest substantially all of their assets in the Fund. AIP Alternative Lending Fund P ("ALF P"), Riverview Alternative Lending Fund (Cayman) L.P. ("ALF C"), JSS Alternative Investments FCP (RAIF) ("JSS ALF"), and several Japanese Alternative Lending Funds ("Japanese ITMs") (collectively "Feeder Funds") are feeder funds to the Fund. ALF P is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, diversified management investment company (notwithstanding its compliance with Subchapter M diversification requirements). ALF C is a Cayman Islands exempted limited partnership. JSS ALF is a reserved alternative investment fund in the form of an open-ended common investment fund under Luxembourg law. The Japanese ITMs are structured as Japanese unit type investment trust management funds.

As of March 31, 2026, ALF P, ALF C, JSS ALF, and Japanese ITMs represented 37.66%, 36.38%, 7.92%, and 3.20% of the Fund's net assets, respectively.

The Fund's investment objective is to seek to provide total return with an emphasis on current income. The Fund seeks to achieve its investment objective by investing, primarily through the Trusts (as defined below), in alternative lending securities that generate interest or other income streams that the Adviser (as defined below) believes offer access to credit risk premium. Alternative lending securities are loans originated through non-traditional, or alternative, lending platforms ("Platforms") ("Loans") or securities that provide the Fund with exposure to such instruments ("Securities"). The alternative lending securities in which the Fund may invest are sourced through various Platforms as determined by the Adviser. The Fund may invest in a broad range of alternative lending securities, including, but not limited to, (1) consumer loans, inclusive of specialty offerings such as education loans and elective medical loans; (2) small business loans, receivables and/or merchant cash advances, inclusive of specialty offerings such as purchasing and financing of future payment streams or asset-based financing; (3) specialty finance loans, including, but not limited to, automobile purchases, equipment finance, transportation leasing, real estate financing or private financing contracts ("PFCs"); (4) tranches of alternative lending securitizations, including, but not limited to, residual interests and/or majority-owned affiliates (MOAs); and (5) to a lesser extent, fractional interests in alternative lending securities and other types of equity, debt or derivative instruments that the Adviser believes are appropriate.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

1.  Organization (continued)

The Fund invests through MPLI Capital Holdings, MPLI Capital Holdings II, MPLI Capital Holdings III, MPLI Capital Holdings IV, and MPLI Capital Holdings V (the "Trusts"), all of which are wholly-owned subsidiary trusts of the Fund. MPLI Capital Holdings V was organized under the laws of the State of Delaware as a statutory trust on November 1, 2024. Wilmington Savings Fund Society, FSB, serves as the trustee of the Trusts. The Trusts operate pursuant to separate trust agreements in order to achieve the Fund's investment objective, as previously described.

Morgan Stanley AIP GP LP (the "Adviser") serves as the Fund's investment adviser. The Adviser is a limited partnership formed under the laws of the State of Delaware and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an affiliate of Morgan Stanley and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund's Board of Trustees (each member a "Trustee" and, collectively, the "Board").

The Board has overall responsibility for monitoring and overseeing the Adviser's implementation of the Fund's operations and investment program. A majority of the Trustees are not "interested persons" (as defined by the 1940 Act) of the Fund or the Adviser.

2.  Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). Such policies are consistently followed by the Fund in preparation of its consolidated financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services – Investment Companies," for the purpose of financial reporting. The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund's consolidated financial statements are stated in United States dollars.

The Fund consolidates the Trusts and has included all of the assets and liabilities and revenues and expenses of the Trusts in the accompanying consolidated financial statements. Intercompany balances have been eliminated through consolidation, as applicable. The accompanying consolidated financial statements of the Fund include the accounts of the Fund and of the Trusts for the period ended March 31, 2026.

Investment in the Fund

The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the "Distributor") shares of beneficial interest ("Shares"). Shares may be purchased as of the first business day of each month at the Fund's then current net asset value ("NAV") per Share from the Distributor or through a registered investment adviser ("RIA") that has entered into an arrangement with the Distributor for such RIA to offer Shares in

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Investment in the Fund (continued)

conjunction with a "wrap" fee, asset allocation or other managed asset program sponsored by RIA. The Distributor is an affiliate of the Adviser. Investors purchasing Shares in the Fund ("Shareholders") will not be charged a sales load.

Shares are to be sold only to investors that represent that they are "accredited investors" within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. The minimum initial investment in the Fund by any investor is $25,000, and the minimum additional investment in the Fund by any investor is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Any such RIA may impose additional eligibility requirements on investors who purchase Shares through such RIA.

No Shareholder or other person holding Shares acquired from a Shareholder has the right to require the Fund to redeem their Shares. The Fund may, from time to time, offer to repurchase Shares in accordance with written tenders by Shareholders at those times, and on those terms and conditions as the Board may determine in its sole discretion. Each such repurchase offer will generally apply to approximately 5% to 25% of the net assets of the Fund. In determining whether the Fund should offer to repurchase Shares from Shareholders, the Board will consider the recommendations of the Adviser. The Adviser expects that, generally, it will recommend to the Board that the Fund offers to repurchase Shares from Shareholders quarterly, with such repurchases to occur as of each March 31, June 30, September 30 and December 31. The Fund has no obligation to repurchase Shares at any time; however, in the event that it does repurchase Shares, there is no guarantee that the Fund will offer to repurchase Shares in an amount exceeding 5% of its net assets. Each repurchase offer will generally commence approximately 90 days prior to the applicable repurchase date. In determining whether to make a recommendation to the Board to conduct a repurchase offer at any such time or in determining whether to accept a recommendation from the Adviser at any such time, the Adviser and the Board respectively, may consider various factors, such as the timing of such offer and a variety of operational, business, and economic factors.

If a repurchase offer is oversubscribed by Shareholders who tender Shares, the Fund may repurchase a pro rata portion of the Shares tendered by each Shareholder, extend the repurchase offer, or take any other action with respect to the repurchase offer permitted by applicable law. Accordingly, Shareholders who tender shares may not have the total amount of those Shares repurchased by the Fund in a given period or over multiple periods. The Fund also has the right to repurchase all of a Shareholder's Shares at any time if, for any reason, the aggregate value of such Shareholder's Shares is, at the time of such compulsory repurchase, less than the minimum initial investment applicable for the Fund. In addition, the Fund has the right to repurchase Shares of Shareholders if the Fund determines that the repurchase is in the best interest of the Fund or upon the occurrence of certain events specified in the Fund's Agreement and Declaration of Trust. In addition, the Fund has the right at any time to repurchase at NAV the Shares of a Shareholder, or any person acquiring Shares through a Shareholder, in accordance with the Agreement and Declaration of Trust and Section 23 of the 1940 Act and any applicable rules thereunder, including Rule 23c-2. The repurchase of Shares by the Fund may be a taxable event to Shareholders.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

As of March 31, 2026, approximately 96.6% of the Fund's portfolio was comprised of investments in Loans. The remainder of the portfolio was invested in Securities and Risk Share Contracts.

The Fund uses a third-party valuation agent for purposes of providing an estimate of the fair valuation of the Investments, which is one factor that the Adviser considers in making a determination with respect to the fair value of the Investments. Among other factors that may be considered are significant events, the performance of similar loans originated by the Platforms, and the results of the Adviser's due diligence and valuation control procedures. The valuations received from the independent valuation agent rely on portfolio holdings and related data provided by the Fund, or its authorized third parties, and public, financial, and industry source information without independent verification. The Adviser is ultimately responsible for making fair value determinations subject to the oversight of the Board and pursuant to the Fund's fair valuation procedures.

The fair values of investments in Loans are based on a discounted cash flow model, which takes into account individual loan characteristics, such as coupon, tenor, platform credit grade and current delinquency status, that are provided by the applicable Platform. The fair values of investments in asset-backed securities are determined by the forecasted performance of the underlying loans in the pool, which takes into account the realized historical loss and prepayment performance of the pool. The priority of the securitization class and the claim on cash flows in the transaction are also taken into account. The fair values of investments in common stock and preferred equities for which market prices are not readily available, such as investments in privately held companies, may be determined using market-based approaches, including precedent transactions, public market comparables, book values or other relevant metrics, or using income-based approaches, including discounted anticipated future cash flows of the company.

The fair values of risk share contracts held by the Fund are determined using a discounted cash flow framework that takes into account the underlying loans pertaining to each contract's losses as of reporting date and estimated loss forecasts. The valuation agent's loss forecasts are based on industry and Platform historical loan performance, including securitizations. Higher expectations of loss relative to initial expected losses (subject to a Cap, as defined below), due to factors such as rising delinquencies within each contract vintage, would result in an increase in a contract's unrealized appreciation.

Pursuant to Rule 2a-5 of the 1940 Act, the Board had designated the Adviser as its valuation designee. The valuation designee had responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Board. The Adviser has established the Hedge Fund Solutions Valuation Committee (the "Valuation Committee"), which is responsible for determining and implementing the Fund's valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley's

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Portfolio Valuation (continued)

financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups and meets at least monthly to analyze the fair value of the Investments. Members of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and observations regarding the portfolio. In addition, the portfolio management team reviews the valuation agent's monthly valuation report, including the valuation methodologies, inputs and assumptions used to determine the Investment values, and makes a recommendation to the Valuation Committee regarding the values of the Investments. After consideration of the portfolio management's team recommendation and valuation agent's report, the Valuation Committee determines, in good faith, the fair value of the Investments. Because of the inherent uncertainty of valuation, the fair value of the Fund's Investments may differ significantly from the values that would have been used had a readily available market for the Investments held by the Fund been available.

Loan Platforms

The Adviser, as part of its portfolio construction process, performs diligence on the Platforms from which the Fund purchases alternative lending securities in order to evaluate both the process by which each Platform extends loans to borrowers and provides related services and the characteristics of the overall portfolio of loans made available through that Platform. As part of its diligence process, the Adviser monitors on an ongoing basis the underwriting quality of each Platform through which it invests in alternative lending securities, including an analysis of the historical and ongoing "loan tapes" that often include loan underwriting data and actual payment experience for all individual loans originated by the Platform that are comparable to the loans purchased, or to be purchased, by the Fund. In addition, the Adviser conducts periodic meetings with the Platforms for purposes of assessing and evaluating the underwriting quality at each Platform for each loan type. Although the Fund conducts diligence on the Platforms, the Fund generally does not have the ability to independently verify the information provided by the Platforms respecting individual loans and other alternative lending securities, other than certain payment information regarding such instruments owned by the Fund, which the Fund evaluates as payments are received. The Fund monitors the characteristics of the alternative lending securities it purchases on an ongoing basis. Once the Fund acquires a loan from a Platform, the Platform provides the Fund with certain information to enable the Adviser to monitor the performance of the Fund's overall portfolio and to determine whether such loans comply with the Fund's investment criteria. The Fund also periodically reviews certain aspects of the Platforms' credit models and monitor the Platforms with a view toward ensuring that sound underwriting standards are maintained over time.

The Fund may sell certain of its investments in Loans directly or indirectly into special purpose vehicles that issue asset-backed securities, which are secured by a pool of underlying loans originated by an alternative lending platform (which practice is known as a securitization). The Fund may hold residual equity classes of the asset-backed securities, which could be adversely affected by the deterioration in the credit performance of the loan pool. Distribution payments from the asset-backed securities are based on cash collections from the underlying loans.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short-term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. Restricted cash represents temporary restrictions on cash received from borrower repayments of Loans that are pledged as collateral for the Fund's revolving lines of credit. Deposits for issuing loans represent the cash that is earmarked for loan purchases. The Fund may maintain cash held on deposit at one or more financial institutions. The Fund is subject to credit risk should a financial institution be unable to fulfill its obligations.

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. Interest income is net of amortization of premiums from Loan purchases, if any. The Fund will stop accruing interest based on the length of time a Loan has been delinquent and will write-off the accrued interest for such Loan that is no longer deemed collectible. Interest income from investments in asset-backed securities is recognized based on the estimated effective yield utilizing expected cash flows. Other income includes incentive income received from certain Loan Platforms based on the volume of Loans purchased, as well as late fees earned on investments in Loans. The changes in fair value of the investments are included in net change in unrealized appreciation/depreciation on investments in the Consolidated Statement of Operations. Realized gain (loss) from investments is calculated using specific identification. From time to time, certain Platforms on behalf of the Trusts may sell delinquent Loans to buyers on the secondary market. In addition, groups of Loans from certain Platforms may be sold in securitization transactions. Realized gains or losses from the sales of delinquent Loans on the secondary market and from securitization transactions are included in the net realized gain (loss) from investments in Loans in the Consolidated Statement of Operations. In accordance with its policies and procedures, the Fund will generally write down the fair value of a Loan if (i) the Platform indicates that a borrower is deceased or has declared bankruptcy, (ii) the Platform charges off the Loan, or (iii) the Adviser has determined that the recoverable value of such Loan has been impaired. The Fund will also consider various facts and circumstances provided by the Platforms for delinquent Loans to determine if a write-off of the outstanding principal balance is required. Write-offs of outstanding principal balances are included in net realized gain (loss) from investments in Loans in the Consolidated Statement of Operations. Dividend income for the Fund comes from money market holdings.

Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net realized appreciation, as applicable, as the income

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Income Taxes (continued)

is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements as of March 31, 2026. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Consolidated Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction. Each of the four open tax years through the year ended September 30, 2025, remains subject to examination by major taxing authorities.

As of March 31, 2026, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$1,237,775,341
Gross tax unrealized appreciation	$—
Gross tax unrealized depreciation	(16,769,718)
Net tax unrealized appreciation/depreciation on investments	$(16,769,718)

The difference between book-basis unrealized appreciation/depreciation (as shown in the Consolidated Statement of Assets and Liabilities) and tax basis unrealized appreciation/depreciation (as shown above) is primarily attributable to mark-to- market ordinary gains (losses) under Internal Revenue Code Section 475.

The tax character of distributions paid may differ from the character of distributions shown in the Consolidated Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during the year ended September 30, 2025 was as follows:

September 30, 2025
Distributions paid from:
Net Investment Income	$68,870,920
Capital Gains	—
In excess of Distributable Earnings	26,728,377
$95,599,297

The amount and character of income and gains due to be distributed are determined in accordance with income tax regulations which may differ from US GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of deductibility of certain expenses.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Income Taxes (continued)

Permanent differences, primarily due to Net Operating Losses, resulted in the following reclassifications among the components of net assets at March 31, 2026:

	Total Distributable Earnings	Paid-In Capital
Total	$—	$—

Distribution of Income and Gains

The Fund declares and pays distributions of all or a portion of its net investment income on a quarterly basis. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

The Fund intends to be treated as a "dealer in securities" within the meaning of Section 475(c)(1) of the Code. Section 475 of the Code requires that a dealer must generally "mark to market" all the securities which it holds at the close of any taxable year. Any gain or loss realized or deemed realized with respect to a security held by a dealer, regardless of whether such gain or loss is realized as a result of an actual disposition or a deemed disposition under the mark-to-market rule, is generally treated as ordinary income or loss. The mark-to-market rule does not apply to any security held for investment that the dealer properly identifies as such.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests in Investments that are treated as indebtedness for U.S. tax purposes. As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders. Distributions in excess of distributable earnings represents a return of capital which is a non-taxable distribution of the original investment.

Pursuant to the dividend reinvestment plan established by the Fund (the "DRIP"), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends, and capital gains distributions automatically reinvested in additional Shares, unless such Shareholder specifically elects to receive all income, dividends, and capital gain distributions in cash.

Recent Accounting Pronouncements

During the period ended March 31, 2026, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Recent Accounting Pronouncements (continued)

the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

3.  Fair Value of Investments

The fair value of the Fund's assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. As defined in FASB ASC 820-10, Fair Value Measurements and Disclosures, fair value is the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund's investments.

The inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not considered active; observable inputs other than observable quoted prices for the asset or liability; or inputs derived principally from or corroborated by observable market data

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments) that reflect the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, developed based on the best information available in the circumstances

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

3.  Fair Value of Investments (continued)

The following is a summary of the inputs used as of March 31, 2026, in valuing the Fund's Investments carried at fair value:

	Valuation Inputs
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Loans
Consumer Loans	$—	$—	$997,871,377	$997,871,377
Small Business Loans	—	—	157,306,660	157,306,660
Securities
Asset-Backed Securities	—	—	1,461,619	1,461,619
Money Market Funds	38,978,698	—	—	38,978,698
Other Financial Instruments
Unrealized appreciation – Risk Share Contracts	—	—	25,399,355	25,399,355
Unrealized depreciation – Risk Share Contracts	—	—	(12,086)	(12,086)
Total	$38,978,698	$—	$1,182,026,925	$1,221,005,623

The following is a reconciliation of Level 3 investments for the period ended March 31, 2026:

	Consumer Loans	Small Business Loans	Asset-Backed Securities	Risk Share Contracts
Beginning Balance – September 30, 2025	$1,167,697,068	$133,517,290	$1,505,155	$21,272,133
Acquisitions	270,722,931	186,753,444	—	—
Sales/Paydowns	(369,934,682)	(159,102,356)	(175,924)	—
Realized gains (losses), net	(87,005,543)	(191,270)	—	—
Change in unrealized appreciation/depreciation	16,389,519	(3,670,448)	132,388	4,115,136
(Amortization of premium) accretion of discount	2,084	—	—	—
Ending Balance – March 31, 2026	$997,871,377	$157,306,660	$1,461,619	$25,387,269
Change in unrealized appreciation/depreciation on investments still held as of March 31, 2026	$(58,924,826)	$(3,407,769)	$(132,389)	$3,889,456

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

3.  Fair Value of Investments (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of March 31, 2026:

Type of Investment	Fair Value as of March 31, 2026	Valuation Techniques	Unobservable Inputs	Amount/ Range	Weighted Average
Consumer Loans	$997,871,377	Discounted Cash Flow	Loss-Adjusted Discount Rate; Projected Loss	0.83%-12.06%	8.73%
			Divided by Original Balance	0.00%-91.09%	27.20%
			Annualized Projected Loss Rate	0.00%-100.00%	30.72%
Small Business Loans	157,306,660	Discounted Cash Flow	Loss-Adjusted Discount Rate; Projected Loss	7.02%-14.51%	10.54%
			Divided by Original Balance	3.78%-90.94%	14.00%
			Annualized Projected Loss Rate	5.59%-100.00%	15.42%
Asset-Backed Securities	1,461,619	Discounted Cash Flow	Loss-Adjusted Discount Rate; Projected Loss	13.00%-25.00%	24.11%
			Divided by Original Balance	11.50%-20.78%	12.18%
Risk Sharing Contracts	25,387,269	Discounted Cash Flow	Loss-Adjusted Discount Rate; Projected Loss	15.00%	15.00%
			Divided by Original Balance	2.88%-41.99%	29.26%
			Annualized Projected Loss Rate	1.77%-40.85%	24.79%
Total	$1,221,005,623

For the period ended March 31, 2026, aggregated purchases and proceeds from the sales of Loans were $259,742,036 and $52,838,137 respectively.

The Fund has entered into risk sharing contracts with several Platforms. Each contract tracks performance of the subject whole loan vintages. At the end of the applicable contract, if the current expected losses of the subject whole loan vintage are greater than the initial expected losses, the Platform must pay the Fund an amount equal to such excess (subject to a cap up to 6.0% of purchased notional per vintage (the "Cap")). Accordingly, the Fund recognizes an unrealized gain throughout the duration of the contract (subject to the Cap) if the vintage's current expected losses are greater than the initial expected losses and recognizes a realized gain when at the contract's maturity, the vintage's actual losses are greater than initial expected losses. At the end of the applicable contract, if the current expected losses of the subject whole loan vintages are less than the initial expected losses, the Fund would pay the Platform an amount equal to such deficit (subject to a Cap). Accordingly, the Fund would recognize an unrealized depreciation throughout the life of the contract (subject to a Cap) if the vintage's current expected losses were less than the initial expected losses and recognize a realized loss when at the contract's maturity, the vintage's actual losses were less than initial expected losses. The average notional amount of risk share contracts for the period ended March 31, 2026 was $376,322,058.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

3.  Fair Value of Investments (continued)

As of March 31, 2026, the Fund held the following derivative instruments:

Derivative Type	Statement of Assets and Liabilities	Fair Value
Risk share contracts	Unrealized appreciation on risk share contracts	$25,399,355
Risk share contracts	Unrealized depreciation on risk share contracts	$(12,086)

The effect of transactions in derivative instruments to the Statement of Operations for the period ended March 31, 2026, was as follows:

Derivative Type	Statement of Operations	Amount of Gain (Loss) Recognized in Income on Derivatives
Risk share contracts	Net change in unrealized appreciation on investments in risk share contracts	$4,115,136

4.  Subscriptions Received in Advance

Subscriptions received in advance represent cash proceeds received by the Fund prior to period-end related to Shareholder subscriptions to be made effective April 1, 2026. As of March 31, 2026, the Fund had no subscriptions received in advance.

5.  Management Fee, Related Party Transactions and Other

The Fund bears all expenses related to its investment program, as well as certain ongoing costs associated with the Fund's continuous offering. In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly management fee of 0.0625% (0.75% on an annualized basis) of the Fund's Managed Assets (as defined below) (the "Management Fee"). The Management Fee is computed based on the value of the Managed Assets of the Fund as of the close of business on the last business day of each month (including any assets in respect of Shares that will be repurchased by the Fund as of the end of the month). "Managed Assets" means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund's accrued liabilities (other than liabilities representing borrowings for investment purposes).

The Adviser has contractually agreed, until at least February 1, 2027, to a reduction in fees payable to it and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses to exceed 2.00% of the Fund's average annual Managed Assets. In determining the actual amount of the fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from Fund expenses Platform fees, Extraordinary Expenses and the following investment related expenses: foreign country tax expense and borrowing costs. "Extraordinary Expenses" are expenses incurred by the Fund outside of the ordinary

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

5.  Management Fee, Related Party Transactions and Other (continued)

course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Shareholders. For the period ended March 31, 2026, the Adviser did not reimburse the Fund as the ordinary operating expenses were below 2.00% of the Fund's average annual Managed Assets.

The Fund has a deferred compensation plan (the "DC Plan") that allows each Trustee of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible Trustee of the Board generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley Funds that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. As of March 31, 2026, the Fund's proportionate share of assets attributable to the DC Plan was $36,822 which is included in the Consolidated Statement of Assets and Liabilities under other assets and the deferred compensation obligation under accrued expenses and other liabilities.

U.S. Bancorp Fund Services, LLC ("USBFS") provides accounting and administrative services to the Fund. Under an administrative services agreement, USBFS is paid an administrative fee, computed and payable monthly at an annual rate based on the aggregate monthly total assets of the Fund.

U.S. Bank National Association ("USB N.A.") serves as a custodian to the Fund. Under a custody services agreement, USB N.A. is paid a custody fee monthly based on the average daily market value of any securities and cash held by the Fund.

Inspira Financial ("Inspira") (formerly known as Millennium Trust Company, LLC) serves as a custodian to the Trusts. Under separate custody service agreements, Inspira is paid a custodial fee, computed and payable quarterly at an annual rate based on the aggregate total assets of the Trusts.

UMB Fund Services, Inc. serves as the Fund's transfer agent. Transfer agent fees are payable monthly based on an annual base fee, annual per Shareholder account charges, and out-of-pocket expenses incurred by the transfer agent on the Fund's behalf.

6.  Lines of Credit

The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks and/or other financial institutions (each a "Facility" and collectively, the "Facilities"). The Fund or the Trusts may incur leverage to the extent permitted by the 1940 Act. Each Facility is secured by Loans of certain Platforms owned by the specific Trust.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

6.  Lines of Credit (continued)

Effective November 8, 2022, the Fund, through MPLI Capital Holdings III, entered into a loan and security agreement, which may be amended from time to time, with a third-party bank for an uncommitted Facility with a maximum availability of $500,000,000. Effective March 14, 2025, borrowings are repayable no later than March 14, 2028. Interest charged is at the rate of the 3-Month Term Secured Overnight Bank Financing rate plus 1.80%. As of March 31, 2026, the Fund had $210,000,000 outstanding borrowings against the Facility.

For the period ended March 31, 2026, the Fund incurred interest expense of $5,882,124 in connection with the Facilities. Detailed below is summary information concerning the borrowings:

# of Days Outstanding	Average Daily Balance	Annualized Weighted Average Rate
182	$203,406,593	9.68%

During the period and as of March 31, 2026, the Fund was in compliance with the covenants as detailed in each Facility's agreements.

7.  Market Risk

The value of an investment in the Fund is based on the values of the Fund's investments, which change regularly due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These events may be sudden and unexpected, and could adversely affect the value and liquidity of the Fund's investments, which may in turn impact the Fund's ability to sell alternative lending securities and/or its ability to repurchase its shares. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the threat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

7.  Market Risk (continued)

have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

8.  Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

9.  Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders.

	For a share outstanding throughout the:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021
Net asset value, beginning of period	$903.80		$915.45		$956.13		$1,033.91		$1,103.69		$1,017.60
From investment operations:
Net investment income (loss) (a)	90.78		178.67		192.23		204.39		164.77		151.04
Net realized and unrealized gain (loss) from investments	(56.95)		(125.92)		(167.40)		(211.92)		(155.32)		173.48
Net increase (decrease) resulting from investment operations	33.83		52.75		24.83		(7.53)		9.45		324.52
Distributions to shareholders from:
Net investment income	(32.05)		(46.39)		(18.64)		—		(15.34)		(153.43)
Realized gains	—		—		—		—		—		(85.00)
Return of capital	—		(18.01)		(46.87)		(70.25)		(63.89)		—
Total distributions to shareholders	(32.05)		(64.40)		(65.51)		(70.25)		(79.23)		(238.43)
Net asset value, end of period	$905.58		$903.80		$915.45		$956.13		$1,033.91		$1,103.69
Total return (b)	3.80%		5.96%		2.75%		(0.76%)		0.80%		33.97%
Ratios to average net assets:
Total expenses before expense waivers and reimbursements	4.29%		4.88%		6.00%		5.34%		2.26%		2.18%
Total expenses after expense waivers and reimbursements	4.29%		4.88%		6.00%		5.34%		2.26%		2.18%
Net investment income (loss)	20.00	% (d)	19.56	% (d)	20.63	% (d)	20.49	% (d)	15.26	% (d)	13.19	% (d)
Portfolio turnover	4.28%		8.32%		2.52%		2.26%		10.80%		60.96%
Senior security, end of period (000s)	$210,000		$200,000		$500,000		$735,000		$500,500		$—
Asset coverage per $1,000 of senior security principal amount (c)	$5,708		$6,641		$3,978		$3,626		$5,877		$—
Net assets, end of period (000s)	$1,014,073		$1,149,386		$1,488,980		$1,930,098		$2,440,813		$1,902,659

(a)  Calculated based on average shares outstanding during the period.

(b)  Total return assumes a subscription of a share in the Fund at the beginning of the period indicated, reinvestment of all distributions during the period, and a sale of shares on the last day of the period.

(c)  Represents asset coverage per $1,000 of indebtedness calculated by subtracting the Fund's liabilities and indebtedness not represented by senior securities from the Fund's total assets, then the result divided by the aggregate amount of the Fund's senior securities representing indebtedness, and multiplying the result by 1,000.

(d)  The Fund's ratio of net investment income (loss) includes incentive fee income. Excluding this item, the ratio of net investment income (loss) would be 19.45% for the period ended March 31, 2026, and 18.90%, 19.59%, 19.32%, 14.84%, and 13.08% for the years ended September 30, 2025, September 30, 2024, September 30. 2023, September 30, 2022, and September 30, 2021, respectively.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

10.  Subsequent Events

Unless otherwise stated throughout the Notes to the Consolidated Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the Consolidated Financial Statements through the date the Consolidated Financial Statements were available to be issued.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

If applicable, a copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended December 31, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund's first and third fiscal quarters on Form N-PORT. The Fund's Forms N-PORT are available on the Securities and Exchange Commission's website at http://www.sec.gov and Morgan Stanley's public website, www.morganstanley.com/im/shareholderreports. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A

100 Front Street, Suite 400
West Conshohocken, PA 19428

Trustees

W. Allen Reed, Chairperson of the Board and Trustee
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Richard G. Gould
Eddie A. Grier
Jakki L. Haussler
Dr. Manual H. Johnson
Michael F. Klein
Patricia A. Maleski

Officers

John H. Gernon, President and Principal Executive Officer
Christopher Auffenberg, Vice President
Michael J. Key, Vice President
Deidre Downes, Chief Compliance Officer
James F. Kirchner, Treasurer and Principal Financial Officer
Deidre E. Walsh, Secretary and Chief Legal Officer

Investment Adviser

Morgan Stanley AIP GP LP
100 Front Street, Suite 400
West Conshohocken, PA 19428

Administrator, Fund Accounting Agent, and Escrow Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodians

U.S. Bank National Association
1555 North Rivercenter Drive, MK-WI-S302
Milwaukee, WI 53212

Inspira Financial

2001 Spring Road, Suite 700
Oak Brook, IL 60523

Transfer Agent

UMB Fund Services, Inc.
235 W Galena Street
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Commerce Square
2005 Market Street
Suite 700
Philadelphia, PA 19103

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Morgan, Lewis and Bockius LLP
One State Street
Hartford, CT 06103

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

(a)	Schedule of Investments. Refer to Item 1.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to the Registrant.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to the Registrant.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to the Registrant.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to the Registrant.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT. Not applicable to a semi-annual report.

3

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable to the Registrant.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

4

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)

(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(2)	Certifications of Principal Executive Officer and Principal Financial Officer are attached to this report as part of EX-99.CERT.

5

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP ALTERNATIVE LENDING FUND P

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: President
Date: June 4, 2026

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: Principal Executive Officer
Date: June 4, 2026

By:	/s/ James F. Kirchner
Name: James F. Kirchner
Title: Principal Financial Officer
Date: June 4, 2026

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